Financial risk management (Schedule of detailed information about analysis of the maturity of the trade payables) (Details) - Liquidity risk [Member] - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 767,949	$ 997,632
Less than 30 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	252,413	203,143
31 to 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	25,683	13,259
Over 90 days past billing date [Member]
Disclosure of detailed information about financial instruments [line items]
Trade payables	$ 489,853	$ 781,230